Note 22 - Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions Disclosure [Text Block]
Related Party Transactions Disclosure [Text Block]
22.	RELATED PARTY TRANSACTIONS

NTT and its subsidiary own 29.4% of IIJ's outstanding common shares and 29.9% of IIJ's voting shares as of March 31, 2013.

The Company entered into a number of different types of transactions with NTT and its subsidiaries including purchases of wireline telecommunication services for the Company’s offices. For the Company’s connectivity and outsourcing services, the Company purchases international and domestic backbone services, local access lines and rental rack space in data centers from NTT and its subsidiaries.  The Company sells to NTT and its subsidiaries its services including OEM services, system integration services and monitoring services for their data centers.

The amounts of balances as of March 31, 2012 and 2013 and transactions of the Company with NTT and its subsidiaries for the each of the three years in the period ended March 31, 2013, are summarized as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013
Accounts receivable	－	¥191,925	¥171,909	$1,826
Accounts payable	－	1,800,922	1,578,969	16,769
Revenues	991,465	895,189	880,079	9,347
Costs	14,949,352	14,225,717	14,966,177	158,944

As for balances and transactions with equity method investees, refer to Note 6, “Investments in Equity Method Investees.”